Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carry forward	$937	$633
Other temporary differences	77	55

Deferred tax asset before valuation allowance	1,014	688
Valuation allowance	(1,014)	(688)

Net deferred tax asset	$-	$-

Schedule of Reconciliation of Income Tax Benefit

The reconciliation of income tax benefit computed at statutory tax rate to income tax expense is as follows:

	Year Ended December 31,
	2024	2023	2022
Income tax benefit computed at statutory tax rate	(355)	(138)	(179)
Change in valuation allowance	326	114	54
Exchange rate differences on net operating loss carry forward	29	24	125

Income tax expense	$-	$-	$-